Related Party Transactions - Schedule of Related Party Balances and Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Short-term liabilities due to a related party		$ 552,213	$ 498,781
Long-term loans from related party		45,343	589,468
Share-based compensation expenses to Board members [Member] | Director [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party transactions		11,709	4,926	$ 30,684
Management and consulting fees to Board members [Member] | Director [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party transactions		142,055	133,681	258,397
Cost of revenues [Member] | Related Party [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party transactions	[1]	10,512	29,110
Business development services income [Member] | Related Party [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party transactions		150,000	50,000
Development services [Member] | Related Party [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party transactions		$ 123,101	$ 191,170	$ 121,721

[1]	Related to cost of products purchased from the Mr. Gottlieb’s companies.